Revenue - Schedule of Disaggregated Revenue by Principal Activities and Products (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregated revenue by principal activities and products [line items]
Revenue	$ 32,723	$ 29,206	$ 25,888
Cement, lime and cement products
Disaggregated revenue by principal activities and products [line items]
Revenue	5,035	4,946	4,377
Aggregates, asphalt and readymixed products
Disaggregated revenue by principal activities and products [line items]
Revenue	10,494	9,868	8,704
Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	7,980	6,819	6,129
Architectural products
Disaggregated revenue by principal activities and products [line items]
Revenue	5,717	5,054	4,605
Infrastructure products
Disaggregated revenue by principal activities and products [line items]
Revenue	2,702	1,788	1,447
Construction accessories
Disaggregated revenue by principal activities and products [line items]
Revenue	795	731	626
Discontinued operations
Disaggregated revenue by principal activities and products [line items]
Revenue	645	1,775	1,699
Discontinued operations | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	16	83	37
Discontinued operations | Architectural glass and glazing systems and related hardware - Building Envelope
Disaggregated revenue by principal activities and products [line items]
Revenue	629	1,692	1,662
Americas Materials
Disaggregated revenue by principal activities and products [line items]
Revenue	14,324	12,407	11,273
Americas Materials | Cement, lime and cement products
Disaggregated revenue by principal activities and products [line items]
Revenue	1,554	1,483	1,403
Americas Materials | Aggregates, asphalt and readymixed products
Disaggregated revenue by principal activities and products [line items]
Revenue	6,979	6,262	5,604
Americas Materials | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	5,791	4,662	4,266
Americas Materials | Architectural products
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Americas Materials | Infrastructure products
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Americas Materials | Construction accessories
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | Architectural glass and glazing systems and related hardware - Building Envelope
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Building Products
Disaggregated revenue by principal activities and products [line items]
Revenue	7,823	6,218	5,474
Building Products | Cement, lime and cement products
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Building Products | Aggregates, asphalt and readymixed products
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Building Products | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	88	92	131
Building Products | Architectural products
Disaggregated revenue by principal activities and products [line items]
Revenue	4,409	3,790	3,439
Building Products | Infrastructure products
Disaggregated revenue by principal activities and products [line items]
Revenue	2,531	1,605	1,278
Building Products | Construction accessories
Disaggregated revenue by principal activities and products [line items]
Revenue	795	731	626
Building Products | Discontinued operations
Disaggregated revenue by principal activities and products [line items]
Revenue	645	1,775	1,699
Building Products | Discontinued operations | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	16	83	37
Building Products | Discontinued operations | Architectural glass and glazing systems and related hardware - Building Envelope
Disaggregated revenue by principal activities and products [line items]
Revenue	629	1,692	1,662
Europe Materials
Disaggregated revenue by principal activities and products [line items]
Revenue	10,576	10,581	9,141
Europe Materials | Cement, lime and cement products
Disaggregated revenue by principal activities and products [line items]
Revenue	3,481	3,463	2,974
Europe Materials | Aggregates, asphalt and readymixed products
Disaggregated revenue by principal activities and products [line items]
Revenue	3,515	3,606	3,100
Europe Materials | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	2,101	2,065	1,732
Europe Materials | Architectural products
Disaggregated revenue by principal activities and products [line items]
Revenue	1,308	1,264	1,166
Europe Materials | Infrastructure products
Disaggregated revenue by principal activities and products [line items]
Revenue	171	183	169
Europe Materials | Construction accessories
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | Construction contract activities
Disaggregated revenue by principal activities and products [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | Architectural glass and glazing systems and related hardware - Building Envelope
Disaggregated revenue by principal activities and products [line items]
Revenue	$ 0	$ 0	$ 0